Income Tax Expenses	12 Months Ended
Dec. 31, 2012
Income Tax Expenses
17.	INCOME TAX EXPENSES

Cayman Islands and British Virgin Island

Under the current laws of Cayman Islands and British Virgin Island, the Group is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Group to its shareholders, no Cayman Islands and British Virgin withholding tax will be imposed.

Hong Kong

Giant HK, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong.

China

The Group’s subsidiaries, and the VIE and its consolidated entities that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Income Tax Laws, respectively. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries, the VIE and its consolidated entities are subject to a CIT statutory rate of 25%.

During 2008, Zhengtu Information received approval as a High and New Technology Enterprise (“HNTE”) which allows it to utilize a reduced income tax rate of 15% from 2008 to 2010. The HNTE status is subject to annual qualification and tri-annual renewal. Zhengtu Information applied for the renewal of HNTE in 2011 and was subsequently approved in April, 2012 which allows it continue to enjoy the HNTE preferential tax rate of 15% from 2011 to 2013, subject to meeting all criteria in its annual compliance self-assessment.

On December 3, 2010, Snow Wolf received a certificate for Software Enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information, Wuxi Network and Beijing Giant Zhengtu, all being subsidiaries of the Company, received certificates for Software Enterprises. As software enterprises, they are entitled to a full exemption from corporate income tax (“CIT”) for the first and second profitable years, and a 50% reduction of statutory tax rate for the three succeeding years.

Giant Network, Zhengduo Information, Zhuhai Zhengtu, Juhe Network, Juquan Network, Jufan Network, Juhuan Network, Jujia Network II, Tiema Network, Juxin Network, Julun Network, Beijing Giant, Tiequan Network, Juzi Information, Jujia Network III, Shanghai Giant and Bengbu Giant’s applicable CIT rate is 25%.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered as PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc, of an enterprise. The Company, if considered a PRC tax residence enterprise for tax purpose, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income.

Based on the assessment of facts and circumstances available at December 31, 2011 and 2012, management believes none of its non-PRC entities are more likely than not PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Group will continue to monitor its tax status.

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	For the year ended December 31,
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
PRC	881,077,042	1,229,776,487	1,444,510,519	231,859,924
Non-PRC	16,518,504	37,215,603	(242,235,346)	(38,881,454)

Total	897,595,546	1,266,992,090	1,202,275,173	192,978,470

(a)	Current Tax

Income tax expenses consist of:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Current income taxes	121,303,259	268,076,187	129,063,487	20,716,118
Deferred income tax (benefits)/expenses	(31,980,857)	84,302,034	(4,859,603)	(780,020)

Taxation for the year	89,322,402	352,378,221	124,203,884	19,936,098

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Expected taxation at PRC CIT statutory rate of 25%	224,398,887	316,748,023	300,568,795	48,244,618
Favorable tax rate	(22,092,411)	(131,302,690)	(53,513,461)	(8,589,503)
Foreign tax rate differences	(4,423,023)	(9,292,635)	61,497,661	9,871,055
Tax holiday	(105,110,278)	(12,694,680)	(213,843,843)	(34,324,303)
Non-deductible expenses (non-taxable income), net	15,466,592	4,388,219	4,219,822	677,327
Additional 50% tax deduction for qualified research and development expenses	(15,257,615)	(18,935,961)	(15,313,139)	(2,457,928)
Change in valuation allowance	—	2,885,413	19,141,064	3,072,353
Deferred tax benefits on future tax rate difference	(3,659,750)	(58,833,362)	(10,864,692)	(1,743,903)
Withholding tax	—	259,415,894	32,311,677	5,186,382

Income tax expenses	89,322,402	352,378,221	124,203,884	19,936,098

The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Basic	0.46	0.05	0.90	0.14
Diluted	0.45	0.05	0.89	0.14

(b)	Deferred Tax

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Current deferred tax assets, net
Deferred revenue and advance from distributors	151,140,044	143,477,509	23,029,729
Accrued expenses	18,344,188	18,005,213	2,890,036
Allowance for doubtful debt	611,274	619,697	99,468
Share-based compensation expense	5,036,662	5,704,336	915,609
Tax loss	7,532,367	—	—
Less: valuation allowance	(2,885,413)	(2,648,477)	(425,110)

Current deferred tax assets, net	179,779,122	165,158,278	26,509,732

Non-current deferred tax assets, net
Intangible assets amortization	11,357,297	17,542,090	2,815,699
Share-based compensation expense	2,826,219	10,060,155	1,614,766
Deferred revenue	2,916,666	—	—
Tax loss	—	17,121,210	2,748,144
Less: valuation allowance	—	(19,378,000)	(3,110,383)

Non-current deferred tax assets, net	17,100,182	25,345,455	4,068,226

Current deferred tax liabilities
Intangible assets amortization	—	12,723	2,042
Deferred revenue	2,408,961	2,500,000	401,278
Upfront fee amortization	—	5,833,333	936,315
Welfare payable	—	1,439,123	230,995
Withholding tax	145,810,671	109,769,916	17,619,286

Current deferred tax liabilities	148,219,632	119,555,095	19,189,916

Non-current deferred tax liabilities
Intangible assets amortization	298,980	—	—
Withholding tax	—	32,311,676	5,186,382
Upfront fee amortization	14,583,333	—	—

Non-current deferred tax liabilities	14,882,313	32,311,676	5,186,382

Net current deferred tax assets	31,559,490	45,603,183	7,319,816

Net non-current deferred tax assets/ (liabilities)	2,217,869	(6,966,221)	(1,118,156)

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. The Company recorded a full valuation allowance against deferred tax assets of those subsidiaries that are in a cumulative 3-year loss position as of December 31, 2012.

As of December 31, 2012, the Company has net operating tax losses carried forward in the total amount of RMB72,722,040 (US$11,672,692) attributed to its PRC subsidiaries as per filed tax returns of December 31, 2012. The net operating losses will expire between 2015 and 2018.

The Company intends to permanently reinvest all undistributed earnings generated by its foreign subsidiaries except Zhengju Information beginning in 2011 and onward to finance its future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable. As of December 31, 2012, the amount of undistributed earnings of the Group’s PRC subsidiaries, which would be subject to withholding taxes to the extent dividends were declared and distributed by the Company’s foreign invested enterprises to their respective immediate holding companies that reside outside of China, was RMB1,774,470,534 (US$284,822,159).

(c)	Unrecognized Tax Benefits

As of December 31, 2011 and 2012, the Group recorded an unrecognized tax benefit of RMB44,451,522 and RMB47,579,967 (US$7,637,111), respectively, related to excess share-based compensation expense deductions. The amount of unrecognized tax benefits will change in the next twelve months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. All of the uncertain tax positions, if ultimately recognized would affect the effective tax rate. For the years ended December 31, 2010, 2011 and 2012, no interest or penalties related to uncertain tax positions were recognized. As of December 31, 2012, the Group’s tax years ended December 31, 2007 through 2012 for the PRC entities remain open for statutory examination by the PRC tax authorities.

A roll-forward of unrecognized tax benefits is as follows:

RMB
Balance as of January 1, 2011	14,758,798
Increases related to current year tax positions	29,692,724

Balance as of December 31, 2011 and January 1, 2012	44,451,522
Increases related to current year tax positions	3,128,445

Balance as of December 31, 2012	47,579,967

Balance as of December 31, 2012 (US$)	7,637,111